UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Eos Partners, L.P.
                     ------------------------
Address:             320 Park Avenue
                     ------------------------
                     New York, New York 10022
                     ------------------------

Form 13F File Number:  28-4019

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Brian D. Young as General Partner for Eos Partners, L.P.
Title:               General Partner
Phone:               212-832-5800

Signature, Place, and Date of Signing:

Brian D. Young                        New York, New York            2/4/03
----------------------------   --------------------------    -------------------
  [Signature]                         [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              0
                                                 -------------------------------

Form 13F Information Table Entry Total:                        17
                                                  ------------------------------

Form 13F Information Table Value Total:                       $16,151
                                                 -------------------------------
                                                            (thousands)


List of Other Included Managers:
                                  NONE

                                    FORM 13F


           Page 1 of 1          Name of Reporting Manager: Eos Partners, L.P.

------------------------------------------------------------------------------------------------------------------------------------
                  Item 1:                        Item 2:            Item 3:             Item 4:            Item 5:
              Name of Issuer                 Title of Class          CUSIP            Fair Market         Shares or

                                                                    Number               Value            Principal
                                                                                                            Amount
 -----------------------------------------------------------------------------------------------------------------------------------
AAR Corp                                    Common            000361105                       100,940             19,600
Anadarko Petroleum                          Common            032511107                       704,130             14,700
Apple Computer Inc.                         Common            037833100                       841,171             58,700
Black Box                                   Common            091826107                     1,102,080               24,600
Clear Channel Communications                Common            184502102                       548,163             14,700
Dade Behring                                Common            23342J206                       859,375             55,000
Ensco International                         Common            26874Q100                     1,148,550             39,000
Gentiva Health Services                     Common            37247A102                     1,132,085            128,500
Peabody Energy                              Common            704549104                     1,429,347             48,900
Rational Software                           Common            75409P202                       305,466             29,400
Seacor Smit                                 Common            811904101                     1,739,950             39,100
Waste Management                            Common            94106L109                       336,924             14,700
Arch Capital                                Common            G0450A105                     1,449,405             46,500
Nabors Industries                           Common            G6359F103                     1,294,409             36,700
Partnerre Ltd                               Common            G6852T105                       761,754             14,700
White Mountain                              Common            G9618E107                     1,001,300              3,100
Teekay Shipping Corp                        Common            Y8564W103                     1,396,010             34,300
                                                                                  --------------------
                                                                                           16,151,059



** TABLE CONTINUED **


                                                                                       ---------------------------------------------
                                                                                                  (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
                  Item 1:                 Item 6:                            Item 7:                Item 8:
              Name of Issuer        Investment Discretion                   Managers              Voting Authority (Shares)
                              --------------------------------------                      ------------------------------------------
                                           (b) Shared-                      See Instr. V
                                (a) Sole    As Defined   (c) Shared                          (a) Sole    (b) Shared        (c) None
 -----------------------------------------------------------------------------------------------------------------------------------
AAR Corp                          19,600                                                        19,600
Anadarko Petroleum                14,700                                                        14,700
Apple Computer Inc.               58,700                                                        58,700
Black Box                         24,600                                                        24,600
Clear Channel Communications      14,700                                                        14,700
Dade Behring                      55,000                                                        55,000
Ensco International               39,000                                                        39,000
Gentiva Health Services          128,500                                                       128,500
Peabody Energy                    48,900                                                        48,900
Rational Software                 29,400                                                        29,400
Seacor Smit                       39,100                                                        39,100
Waste Management                  14,700                                                        14,700
Arch Capital                      46,500                                                        46,500
Nabors Industries                 36,700                                                        36,700
Partnerre Ltd                     14,700                                                        14,700
White Mountain                     3,100                                                         3,100
Teekay Shipping Corp              34,300                                                        34,300




                              **TABLE COMPLETE **
